Note 12 - Stock-based Compensation - Schedule of Stock-based Compensation Expense 1 (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expense	$ 1,414	$ 2,139	$ 4,254	$ 6,624	$ 8,368	$ 10,881	$ 1,732
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense	884	554	2,714	2,240	2,406	5,274	1,235
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense	312	781	933	1,753	3,631	1,968	382
Other Operating Income (Expense) [Member]
Share-Based Payment Arrangement, Expense	$ 218	$ 804	$ 607	$ 2,631	$ 2,331	$ 3,639	$ 115